Included in Profit Before Royalties and Taxation - Schedule of Amounts Included in Profit Before Royalties and Taxation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about amounts included in profit before royalties and taxation [abstract]
Operating lease charges	$ (2.4)	$ (2.8)	$ (2.7)
Regulatory legal fees	0.0	0.0	(0.1)
Profit on buy-back of notes	0.0	17.7	0.0
Social contributions and sponsorships	(19.6)	(19.3)	(12.2)
Global compliance costs	0.0	(0.1)	(3.6)
Rehabilitation income - continuing operations	13.5	9.7	14.6
Rehabilitation income - discontinued operations	$ 0.0	$ 0.2	$ 0.5